SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE P – SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through March 19, 2024, the date at which the consolidated financial statements were available to be issued, and there are no other items requiring disclosure except for the following.

Stock Options

During January and February of 2024, the Company granted options to acquire 150,000 shares of common stock of the Company at an exercise price of $2.19 which were fully vested upon grant.

Merger with DHC Acquisition Corp

On March 14, 2024 (the “Closing Date”), DHC Acquisition Corp (“DHC”) a Cayman Islands exempted company, consummated the previously announced business combination pursuant to that certain Business Combination Agreement and Plan of Reorganization, dated as of September 7, 2023 (the “Business Combination Agreement”), by and among DHC, BEN Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”), DHC Sponsor, LLC, a Delaware limited liability company, and the Company.

Pursuant to the terms of the Business Combination Agreement, a business combination between DHC and the Company was effected through the merger of Merger Sub with and into the Company, with the Company as the surviving company in the business combination, and after giving effect to such merger, continuing as a wholly owned subsidiary of DHC (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Each share of the Company’s common stock issued and outstanding immediately prior to the closing of the Business Combination was converted into the right to receive 0.2701 (the “Exchange Ratio”) shares of DHC common stock. At the closing of the Business Combination, DHC issued 25,641,321 shares of common stock to the former holders of the Company’s common stock.

In addition, pursuant to the Business Combination Agreement, options and warrants to purchase the Company’s common stock that were issued and outstanding immediately prior to the closing were assumed and adjusted pursuant to the Exchange Ratio and in accordance with the terms of their agreements into options and warrants to purchase common stock of DHC.

The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, the Company will be deemed to be the accounting acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination will be treated as the equivalent of a capital transaction in which the Company is issuing stock for the net assets of DHC. The net assets of DHC would be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the closing of the Business Combination would be those of the Company.

Following the Business Combination, the shareholders of the Company held 76.0% of the combined company, and the shareholders of DHC, sponsors and advisors held 24.0% of the combined company.

AFG Companies, Inc.

Prior to or concurrently with the execution and delivery of the Business Combination Agreement, (i) the Company and AFG Companies, Inc., a Texas automotive finance and insurance company (“AFG”) entered into the Reseller Agreement providing for, among other things, AFG to act as the Company’s exclusive reseller of certain products of the Company on terms and conditions set forth therein and, as partial consideration to AFG for such services to the Company, the Company shall issue a number of shares of its common stock to AFG as of immediately prior to the consummation of the Business Combination with an aggregate value of $17,500,000 as of the issuance date, and (ii) the Company and AFG and certain of its affiliates (“AFG Investors”) have entered into the Subscription Agreement providing for, among other things, the purchase of shares of the Company’s common stock in a private placement by the AFG Investors as of immediately prior to the time at which the Business Combination becomes effective (“Effective Time”) in exchange for $5,500,000 in cash contributed to the Company, in each case, subject to and contingent upon the consummation of the Business Combination. Additionally, at the Effective Time, the Company will issue to AFG a non-transferable warrant to purchase up to 3,750,000 shares of the combined company’s common stock at a price of $10.00 per share, with AFG’s right to exercise such warrant vesting based upon revenues earned from the sales of the Company’s products paid by AFG to the Company pursuant to the Reseller Agreement.

Concurrently with the execution and delivery of the Business Combination Agreement, the Company received $5,500,000 from AFG pursuant to the Subscription Agreement and the Company issued an aggregate of 8,515,376 shares of the Company’s common stock to AFG pursuant to the Subscription Agreement and Reseller Agreement.

DHC Acquisition Corp [Member]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 11, 2024, the Company received a notice (the “Annual Meeting Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC stating that the Company failed to hold an annual meeting of stockholders within 12 months after its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until February 26, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end, or until June 28, 2024, to regain compliance.

BRAND ENGAGEMENT NETWORK (F/K/A DHC ACQUISITION CORP)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company intends to submit a compliance plan within the specified period. While the compliance plan is pending, the Company’s securities will continue to trade on Nasdaq.

On March 5, 2024, the Company received a notice (the “Deadline Notice”) from the staff of the Listing Qualifications Department of Nasdaq indicating that, unless the Company timely requested a hearing before the Nasdaq Hearings Panel (the “Panel”) by March 12, 2024, trading of the Company’s securities on The Nasdaq Capital Market would be suspended at the opening of business on March 14, 2024, due to the Company’s non-compliance with Nasdaq IM-5101-2, which requires that a special purpose acquisition company complete one or more business combinations within 36 months of the effectiveness of its IPO registration statement. The Company timely requested a hearing before the Panel to request sufficient time to complete the Company’s previously disclosed Business Combination. In addition, the Deadline Notice indicated that the Company should be prepared to address the concerns raised in the Annual Meeting Notice in its hearing before the Panel related to the Deadline Notice. The hearing request resulted in a stay of any suspension or delisting action pending the outcome of the hearing. There can be no assurance that the Company will be able to satisfy Nasdaq’s continued listing requirements, regain compliance with Nasdaq IM-5101-2 or Nasdaq Listing Rule 5620(a), and maintain compliance with other Nasdaq listing requirements. While request for a hearing before the Panel is pending, the Company’s securities will continue to trade on Nasdaq.

The Company expects that its non-compliance with Nasdaq IM-5101-2 has been resolved upon closing of the Business Combination.

Pursuant to the Business Combination Agreement, on March 13, 2024, DHC changed its jurisdiction of incorporation by domesticating as a corporation incorporated under the laws of the State of Delaware in accordance with the Delaware General Corporation Law and the Companies Act (as revised) of the Cayman Islands.

On the Closing Date, DHC consummated the previously announced business combination pursuant to the Business Combination Agreement, following approval thereof at the Special Meeting.

On March 14, 2024, the Company and BEN amended the agreement with the Legal Advisors as described in Note 7.